SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

22. SEGMENTED INFORMATION

The Company's operating segments are organized into the following reportable segments:

- Intellectual Property Development - Includes manufacturing and distribution of graphene related products.

- Biotech - Includes service revenue generated through aptamer technology.

- Albany Project - Includes the exploration and evaluation asset and mineral exploration activities.

- Unallocated Corporate Costs - Includes corporate activities and certain unallocated costs.

Performance of each reportable segment is measured based on profit before finance costs and income tax, as included in the internal management reports that are reviewed by the Company's Chief Operating Decision Makers, being the Board of Directors and senior leadership team. Segment profit (loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. Transfer pricing is based on third-party rates.

Information regarding the results of each reportable segment is included below. Inter-company amounts, which represent items purchased and sold between different segments, have been presented within the segment disclosure and are eliminated to arrive at the consolidated amounts.

	IP Development		BioTech		Albany Project		Unallocated Corporate		Total
For the years ended March 31	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
External net sales	166,048	79,995	-	792,500	-	-	-	-	166,048	872,495
Cost of sales	1,838,971	578,419	-	66,191	-	-	-	-	1,838,971	644,610
Gross margin (loss)	(1,672,923)	(498,424)	-	726,309	-	-	-	-	(1,672,923)	227,885
Depreciation and amortization	526,405	600,322	-	-	-	-	-	-	526,405	600,322
Interest Expense	139,657	91,323	-	-	-	-	-	-	139,657	91,323
Net loss	(6,742,003)	(7,075,798)	(599,857)	(262,462)	(433,253)	(18,597)	(1,992,845)	(2,682,801)	(9,767,958)	(10,039,658)
Segment assets	6,732,071	10,013,831	1,989	828,439	8,352,872	7,553,915	-	-	15,086,932	18,396,185
Segment liabilities	3,698,876	2,816,136	344,583	238,003	741,576	-	499,753	592,599	5,284,788	3,646,738
Capital expenditures	2,020	1,398	-	-	699,842	183,214	-	-	701,862	184,612